Average Annual Total Returns - INVESCO Global Core Equity Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years		Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years		Class R6 10 Years		MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 1 Year	MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 5 Years	MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 10 Years	Lipper Global Large-Cap Core Funds Index 1 Year	Lipper Global Large-Cap Core Funds Index 5 Years	Lipper Global Large-Cap Core Funds Index 10 Years
Total	Dec. 29, 2000	6.44%	8.13%	5.97%	1.58%	6.32%	4.67%	6.29%	6.11%	4.54%	Dec. 29, 2000	10.83%	8.55%	5.93%	May 23, 2011	12.35%	9.10%	6.30%	[1]	Oct. 03, 2008	12.96%	9.65%	6.83%	Oct. 25, 2005	12.89%	9.66%	6.91%	Apr. 04, 2017	12.95%	9.59%	[1]	6.68%	[1]	15.90%	12.19%	9.87%	13.84%	11.64%	9.62%

[1]	Performance includes returns of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.